Investments Accounted for Using the Equity Method (Principal Activities in Joint Ventures) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BOC-SPC Gases Company Limited ("BOC") [member]
Disclosure of joint ventures [line items]
Name of entity	BOC-SPC Gases Company Limited ("BOC")
Place of business/country of incorporation	PRC
Percentage of ownership interest	50.00%	50.00%
Nature of the relationship	Production and sales of industrial gases
Measurement method	Equity
Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas") [member]
Disclosure of joint ventures [line items]
Name of entity	Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas")
Place of business/country of incorporation	PRC
Percentage of ownership interest	50.00%	50.00%
Nature of the relationship	Production and sales of industrial gases
Measurement method	Equity